BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 170,039	$ 110,719
Accounts receivable, net	81,644	51,716
Short-term investments	490,967	68,990
Inventory	114,556	92,330
Prepaid expenses and other current assets	15,300	7,455
Deferred cost of goods sold	1,816	2,037
Restricted cash, current	12,105	8,397
Total current assets	886,427	341,644
Property, plant, and equipment, net	62,246	53,587
Operating lease right-of-use assets	24,282	10,310
Restricted cash, non-current	460	4,581
Other assets	8,472	4,789
Total assets	981,887	414,911
Current liabilities
Accounts payable	53,404	25,074
Accrued liabilities	20,634	19,736
Deferred revenue, current	13,821	16,015
Operating lease liabilities, current	4,084	3,153
Total current liabilities	91,943	63,978
Debt, non-current	110,999	133,252
Derivative liability	0	70,870
Warrant liability	0	39,670
Deferred revenue, non-current	22,585	12,206
Operating lease liabilities, non-current	20,963	7,891
Other long-term liabilities	15,245	12,578
Total liabilities	261,735	340,445
Commitments and contingencies (Note 8)
Stockholders’ equity:
Common stock, $0.0001 par value; 500,000 shares authorized and 221,960 shares issued and outstanding as of December 31, 2021; 156,277 shares authorized and 5,678 shares issued and outstanding as of December 31, 2020	22	1
Additional paid-in capital	1,578,943	682,671
Accumulated deficit	(858,225)	(608,219)
Accumulated other comprehensive loss	(588)	0
Total stockholders’ equity	720,152	74,466
Total liabilities and stockholders’ equity	981,887	414,911
Convertible preferred stock
Stockholders’ equity:
Preferred stock	0	13
Preferred stock
Stockholders’ equity:
Preferred stock	$ 0	$ 0